EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
    The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2020 and 2019:

(US$ MILLIONS, except as noted)	Economic interest		Voting interest		Carrying value
	2020	2019	2020	2019	2020	2019
Business services	14% - 90%	14% - 90%	14% - 90%	14% - 90%	$60	$53
Infrastructure services	17% - 50%	25% - 50%	17% - 50%	25% - 50%	796	366
Industrials	24% - 54%	24% - 54%	24% - 50%	24% - 50%	834	854
Total					$1,690	$1,273
    The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2020	2019
Balance at beginning of year	$1,273	$541
Acquisitions through business combinations (1)	(5)	847
Additions	446	25
Dispositions (2)	(30)	(162)
Share of net income	57	114
Share of other comprehensive income	6	—
Distributions received	(41)	(62)
Foreign currency translation	(16)	(30)
Balance at end of period	$1,690	$1,273
____________________________________
(1)See Note 3 for additional information.
(2)Includes derecognition of equity accounted investments within Clarios that were consolidated in 2020 and within Greenergy that was consolidated in 2019.
    On January 31, 2020, the partnership completed the acquisition of a 17% economic interest in Brand Industrial Holdings Inc. (“BrandSafway”) for consideration of $445 million. The partnership has joint control over BrandSafway and has accounted for its investment as an equity accounted investment.
    For the year ended December 31, 2020, the partnership received total distributions from equity accounted investments of $41 million (2019: $62 million).
    The following tables present the gross assets and liabilities of the partnership’s equity accounted investments:

	Year ended December 31, 2020
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$448	$1,243	$1,691	$481	$1,116	$1,597	$94
Infrastructure services	1,605	8,030	9,635	830	5,569	6,399	3,236
Industrials	1,096	736	1,832	505	222	727	1,105
Total	$3,149	$10,009	$13,158	$1,816	$6,907	$8,723	$4,435

	Year Ended December 31, 2019
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$586	$1,057	$1,643	$515	$943	$1,458	$185
Infrastructure services	187	1,287	1,474	128	617	745	729
Industrials	1,038	743	1,781	486	257	743	1,038
Total	$1,811	$3,087	$4,898	$1,129	$1,817	$2,946	$1,952
    Certain of the partnership’s equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
    The following tables present the gross amounts of revenues, net income and other comprehensive income from the partnership's equity accounted investments for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$252	$(18)	$8	$(10)
Infrastructure services	4,080	(123)	31	(92)
Industrials	2,713	133	—	133
Total	$7,045	$(8)	$39	$31

	Year ended December 31, 2019
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$537	$117	$9	$126
Infrastructure services	388	119	—	119
Industrials	1,770	121	—	121
Total	$2,695	$357	$9	$366

	Year ended December 31, 2018
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$605	$102	$(15)	$87
Infrastructure services	828	(31)	2	(29)
Industrials	445	62	(18)	44
Total	$1,878	$133	$(31)	$102
    Certain of the partnership’s equity accounted investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the partnership’s carrying value is as follows:

	December 31, 2020		December 31, 2019
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$39	$—	$38	$—
Industrials	519	373	416	379
Total	$558	$373	$454	$379